Discontinued Operation - Brake - Schedule of Assets and Liabilities Held for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total liabilities of discontinued operations	$ 183
Brake North America and Asia group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restricted cash	7
Accounts receivable	75
Inventory	221
Current deferred taxes	4
Prepaid taxes	51
Other current assets	7
Property, plant and equipment	122
Goodwill	25
Other intangible assets	53
Deferred income taxes	7
Other assets	9
Impairment of assets	(165)
Total assets of discontinued operations	416
Accounts payable	59
Notes payable	20
Other accrued expenses	82
Accrued payroll and employee benefits	14
Deferred employee benefits and other noncurrent liabilities	8
Total liabilities of discontinued operations	$ 183